Employee Benefit Plans (Assumptions Used in Accounting for Defined Benefit Pension and Other Post-retirement Benefit Plans) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined benefit pension plans
Benefit obligation - December 31:
Discount rate - past service	3.05%	2.49%
Discount rate - future service	3.18%	2.64%
Rate of compensation increase	3.31%	2.89%
Health care trend - initial (next year)	0.00%	0.00%
Health care trend - ultimate	0.00%	0.00%
Benefit cost for year ended December 31:
Discount rate - past service	2.49%	3.17%
Discount rate - future service	2.64%	3.21%
Expected long-term return on plan assets	5.86%	6.29%
Rate of compensation increase	2.89%	3.34%
Health care trend - initial (next year)	0.00%	0.00%
Health care trend - ultimate	0.00%	0.00%
Non-pension Benefit Plans
Benefit obligation - December 31:
Discount rate - past service	2.81%	2.48%
Discount rate - future service	2.92%	2.51%
Rate of compensation increase	3.29%	3.04%
Health care trend - initial (next year)	5.09%	5.64%
Health care trend - ultimate	3.77%	4.35%
Health care trend - year ultimate reached	2042	2038
Benefit cost for year ended December 31:
Discount rate - past service	2.48%	3.28%
Discount rate - future service	2.51%	3.28%
Expected long-term return on plan assets	0.00%	3.25%
Rate of compensation increase	3.04%	3.70%
Health care trend - initial (next year)	5.64%	5.91%
Health care trend - ultimate	4.35%	4.37%
Health care trend - year ultimate reached	2038	2038